Interest and Finance Costs	12 Months Ended
Dec. 31, 2019
Interest and Finance Costs [Abstract]
Interest and Finance Costs

9. Interest and Finance Costs

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	2019	2018	2017
Interest expense	$27,963	$28,299	$24,978
Amortization of financing costs	1,126	1,939	1,455
Loan expenses	343	268	195
Total	$29,432	$30,506	$26,628

Total interest on long-term debt for 2019, 2018 and 2017 amounted to $27,963, $28,299 and $24,991, respectively, of which $0, $0 and $13, respectively, were capitalized and included “Vessels, net book value”, in the accompanying consolidated balance sheets.